TAXES (Tables)	12 Months Ended
Sep. 30, 2024
TAXES
Schedule of income (loss) before income taxes

	For the Years ended
	September 30,
	2024	2023	2022
China	$(537,630)	$(1,725,034)	$2,936,530
Hong Kong	3,694	—	—
Cayman Islands	(1,603,206)	(6,177,870)	(1,375,971)
Total	$(2,137,142)	$(7,902,904)	$1,560,559

Schedule of significant components of the income tax expense/(benefit)

	For the Years ended
	September 30,
	2024	2023	2022
Current income taxes	$(211,402)	$15,622	$4,464
Deferred income taxes	(408,579)	203,544	189,838
Total	$(619,981)	$219,166	$194,302

Schedule of significant deferred tax assets and liabilities

	As of	As of
	September 30, 2024	September 30, 2023
Deferred tax assets:
Allowance for doubtful accounts and inventories provision	$17,496	$100,797
NOL Carryforwards	392,296	344,468
Deferred government grants	14,682	44,804
Deferred tax asset allowance	—	(479,291)
Total deferred tax assets	$424,474	$10,778

Schedule of reconciliation of the statutory rates to the effective tax rate

	For the Years ended
	September 30,
	2024	2023	2022
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	7.4%	(2.6)%	(10.2)%
Tax rate difference in jurisdictions other than PRC	(18.7)%	(19.5)%	24.1
R&D credit	(9.7)%	1.8%	(19.6)
Effect of NOL carryforward	—%	—%	(20.7)
Deferred tax provision	26.8%	—%	12.2
Deferred tax allowance	—%	(6.1)	—
Permanent difference	(1.8)%	(1.4)%	1.7%
Effective tax rate	29.0%	(2.8)%	12.5%

Schedule of taxes payable

	September 30,	September 30,
	2024	2023
VAT tax payable	$295,769	$69,805
Corporate income tax payable	1,166	127,885
Business and other taxes payable	18,393	5,808
Total	$315,328	$203,498